Convertible Debentures	6 Months Ended
Oct. 31, 2024
Convertible Debentures [Abstract]
CONVERTIBLE DEBENTURES
7.
CONVERTIBLE DEBENTURES

On July 16, 2024 YA II PN, Ltd., an investment fund managed by Yorkville Advisors Global, LP (“Yorkville”), entered into a securities purchase agreement (the "Securities Purchase Agreement") under which the Company agreed to sell and issue to Yorkville U.S.$3.0 million aggregate principal amount of convertible debentures (the “Convertible Debentures”) in two tranches and at a purchase price of 95% of the aggregate principal amount.

The Convertible Debentures are convertible into common shares of the Company, no par value (the “Common Shares”). The sale and issue of the first tranche consists of U.S.$2.0 million principal amount of Convertible Debentures and was completed on July 16, 2024 (the “First Closing”) with a maturity date of July 16, 2025. The sale and issue of the second tranche consists of U.S.$1.0 million principal amount of Convertible Debentures and was completed on August 16, 2024, with a maturity date of July 16, 2025.

Each Convertible Debenture is an unsecured obligation of the Company and is guaranteed by certain of the Company’s subsidiaries. The Convertible Debentures incur interest at a rate of 8.0% per annum. The outstanding principal amount, and accrued and unpaid interest, if any, on the Convertible Debentures must be paid by the Company in cash when the same becomes due and payable under the terms of the Convertible Debentures at their stated maturity, upon their redemption or otherwise. The Convertible Debentures are redeemable at any time provided that the volume-weighted average price (“VWAP”) for the Common Shares is less than $1.16, at a redemption price equal to the principal amount, plus accrued and unpaid interest on the principal amount to be redeemed, plus a 10% premium. If at any time on and after November 1, 2024, the daily VWAP for the Common Shares is less than $0.20 for five trading days during a period of seven consecutive trading days or a default with respect to the Registration Statement has occurred, the Company shall be required to make monthly installments payments on the Convertible Debentures in an amount equal to $300,000 principal amount, plus accrued and unpaid interest on the outstanding principal amount, plus a 10% premium. Subject to certain limitations contained in the Securities Purchase Agreement and the Convertible Debentures, the Convertible Debentures are redeemable by the Company and convertible by the holders if certain conditions are met.

In connection with the offering, the Company and Yorkville entered into a customary registration rights agreement pursuant to which the Company agreed to provide certain registration rights to Yorkville under the U.S. Securities Act of 1933, as amended (the “U.S. Securities Act”).

During the three months ended October 31, 2024, the Company completed conversions of U.S.$0.8 million of the principal amount of the Convertible Debentures, issued as part of the U.S.$1.0 million second tranche of the convertible debenture financing agreement with Yorkville, along with accrued interest. As a result of these transactions, the outstanding principal balance on the second tranche of the Convertible Debentures has been reduced by U.S.$0.8 million.